Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued compensation		$ 324	$ 299
Accrued research and development	$ 47	235	461
Accrued vacation	108	307	246
Accrued severance payment			5
Lease liabilities, current portion	247	186	217
Other	197	341	301
Total	$ 1,081	$ 1,393	$ 1,529